Changes in Accounting Policies - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2023
Disclosure of voluntary change in accounting policy [line items]
Accumulated other comprehensive income		$ (559)
Voluntary Changes To Opening Retained Earnings
Disclosure of voluntary change in accounting policy [line items]
Retained earnings	$ 213
Voluntary Changes To Opening Accumulated Other Comprehensive Income
Disclosure of voluntary change in accounting policy [line items]
Accumulated other comprehensive income	$ 213